Basis of Presentation and Liquidity (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 7,020,000	$ 2,077,000	$ 3,284,000	$ 2,460,000
Net Cash Provided by (Used in) Operating Activities	3,806,000	1,882,000	2,504,000	2,198,000
Stockholders' Equity Attributable to Parent	(1,540,000)	$ (625,000)	29,000	(627,000)	$ (512,000)
Cash	1,792,000		403,000	$ 678,000
Proceeds from Issuance of Private Placement			$ 5,200,000
Proceeds from sale of convertible debt	$ 2,400,000